Borrowings And Other Financings (Non-Recourse Funding Obligations) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 River Lake Iv	Jan. 24, 2012 Non Recourse Funding Obligations	Dec. 31, 2011 Non Recourse Funding Obligations	Dec. 31, 2010 Non Recourse Funding Obligations	Mar. 25, 2011 Class B Floating Rate Subordinated Notes	Mar. 25, 2010 Class B Floating Rate Subordinated Notes	Mar. 25, 2009 Class B Floating Rate Subordinated Notes
Maximum percentage of principal repayment without prior approval				15.00%
Amount acquired, notes secured by non-recourse funding obligations					$ 475	$ 175
Pre-tax gain on repurchase of secured debt						48
Repayment of secured debt								6	6	12
Secured Debt		3,256	3,437					22	28	40
U.S. GAAP after-tax loss	$ 40
Non-recourse funding obligations weighted-average interest rate						1.41%	1.44%